FINANCE LEASE 1 (Details) (USD $)	Apr. 01, 2015	Dec. 31, 2012	Dec. 31, 2011
Capital Leases of Lessor [Abstract]
Total minimum lease payments to be received		$ 8,766,000	$ 12,705,000
Less: unearned income		(965,000)	(1,800,000)
Net investment in finance lease		7,801,000	10,905,000
Less current portion		(3,106,000)	(3,104,000)
Noncurrent portion		4,695,000	7,801,000
Purchase Option for Vessel	$ 1